Allowance For Loan Losses (Schedule Of Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 contract
Financing Receivable, Modifications [Line Items]
Accruing	$ 23,128
Non-Accruing	580
Total	23,708
Number of Contracts	25
Pre-modification Outstanding Recorded Investment	2,299
Post-modification Outstanding Recorded Investment	2,294
Commercial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Accruing	101
Total	101
Number of Contracts	1
Pre-modification Outstanding Recorded Investment	101
Post-modification Outstanding Recorded Investment	101
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Accruing	734
Total	734
Number of Contracts	1
Pre-modification Outstanding Recorded Investment	184
Post-modification Outstanding Recorded Investment	179
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Accruing	15,083
Non-Accruing	162
Total	15,245
Number of Contracts	7
Pre-modification Outstanding Recorded Investment	899
Post-modification Outstanding Recorded Investment	899
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Modifications [Line Items]
Accruing	7,068
Non-Accruing	418
Total	7,486
Number of Contracts	15
Pre-modification Outstanding Recorded Investment	973
Post-modification Outstanding Recorded Investment	973
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Accruing	142
Total	142
Number of Contracts	1
Pre-modification Outstanding Recorded Investment	142
Post-modification Outstanding Recorded Investment	$ 142